Public Offerings - Summary of Issuances of Common Shares (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Jun. 30, 2012	Feb. 29, 2012	Feb. 28, 2011	Oct. 31, 2010	Apr. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Public Offering [Line Items]
Number of Common Shares Issued	4,464,286	17,250,000	9,890,000	8,595,000	11,391,744
Gross Proceeds	$ 18,348	$ 69,000	$ 112,054	$ 104,429	$ 139,549
Net Proceeds	$ 18,348	$ 68,531	$ 107,105	$ 99,663	$ 134,920	$ 69,000	$ 112,054	$ 211,978
Teekay Corporation's Ownership After the Offering	24.60%	20.40%	26.00%	31.00%	37.10%
Offering Price Per Share	$ 4.11	$ 4.00	$ 11.33	$ 12.15	$ 12.25